UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2010 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Market Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-86.4%
Aerospace & Defense-1.0%

TASC, Inc.	BTL-A	Ba2	BB	5.50%	12/18/14	$373,750	$376,241
TASC, Inc.	BTL-B	Ba2	BB	5.75	12/18/14	764,750	771,441
Wesco International, Inc.	2nd Lien	B3	B-	6.00	03/29/14	800,000	779,999
Wyle Laboratories, Inc.	BTL-B	Ba2	BB	6.25	03/15/16	1,200,000	1,188,000

							3,115,681

Airlines-1.4%

Continental Airlines, Inc.	BTL-A1	NR	NR	3.63	06/03/11	285,714	279,374
Continental Airlines, Inc.	BTL-A2	NR	NR	3.63	06/01/11	714,286	699,032
Delta Air Lines, Inc.	2nd Lien	NR	BB-	3.50	04/30/14	972,500	893,483
United Airlines, Inc.	Tranche B	B3	B+	2.25	02/01/14	1,384,444	1,205,454
US Airways Group, Inc.	BTL	B3	B+	2.75	03/23/14	1,440,000	1,184,400

							4,261,743

Auto Components-2.5%

Allison Transmission, Inc.	BTL-B	B2	B	2.98-3.01	08/07/14	1,428,514	1,362,189
Federal Mogul Corp.	BTL-B	Ba3	B+	2.17-2.18	06/27/15	1,642,801	1,522,158
Federal Mogul Corp.	BTL-C	Ba3	B+	2.17-2.18	06/27/15	838,164	776,611
FleetPride Corp.	BTL-B	Ba3	BB-	2.79	06/28/13	226,563	199,375
United Components, Inc.	Tranche D	B1	B+	2.24-2.25	06/30/12	1,066,465	1,029,138
Veyance Technologies, Inc.	1st Lien	NR	NR	2.74	07/31/14	2,559,375	2,274,645
Veyance Technologies, Inc.	Delayed Draw	NR	NR	2.74	07/31/14	366,563	325,782

							7,489,898

Automobiles-0.9%

Ford Motor Co.	BTL-B	Ba2	B-	3.23-3.26	12/15/13	2,969,361	2,875,176

Building Products-1.2%

Brand Services, Inc.	BTL	NR	B	2.56	02/07/14	1,834,081	1,738,366
Brand Services, Inc.	BTL-B2	NR	B	3.56	02/07/14	921,763	886,909
Building Materials Holding Corp.	BTL	Ba3	BBB-	3.00	02/22/14	967,983	957,228
PGT Industries, Inc.	BTL-A2	NR	NR	8.25	02/14/12	193,902	174,997

							3,757,500

Capital Markets-1.0%

Nuveen Investments, Inc.	BTL-B	B3	B	3.25-3.32	11/13/14	1,000,000	919,583
Tensar Earth Technologies, Inc.	BTL-B	B3	CCC+	3.75	10/31/12	829,664	672,027
TPF Generation Holdings LLC	2nd Lien	B3	B+	4.54	12/15/14	1,500,000	1,344,375

							2,935,985

Chemicals-5.4%

AZ Chemicals, Inc.	1st Lien	B1	BB-	2.25	02/28/13	845,142	830,352
Brenntag AG	BTL	NR	B+	2.00-2.14	01/18/14	47,975	47,255
Brenntag AG	BTL-B2	NR	B+	2.00	01/18/14	196,487	193,540
Chemtura Corp.	DIP	NR	NR	6.00	02/11/11	1,730,000	1,742,975
Cognis GmbH	BTL-C	B2	B-	2.26	09/15/13	1,000,000	965,833
Cristal Inorganic Chemicals US, Inc.	1st Lien	B1	B	2.54	05/15/14	887,965	841,347
Ferro Corp.	BTL	NR	NR	6.25-6.29	06/06/12	651,262	646,784
Hexion Specialty Chemicals, Inc.	BTL-C1	B1	CCC+	4.06	05/05/15	490,434	468,160
Hexion Specialty Chemicals, Inc.	BTL-C2	NR	NR	4.06	05/05/15	216,154	206,337
Huntsman International LLC	BTL-B	Ba2	B+	2.00-2.02	04/21/14	2,819,906	2,705,348
Huntsman International LLC	BTL-C	Ba2	B+	2.50-2.52	06/23/16	306,900	296,213
Ineos US Finance LLC	BTL-B	B2	B-	7.50	12/16/13	671,681	660,137
Ineos US Finance LLC	BTL-C	B2	B-	10.00	12/16/14	671,497	659,956

LyondellBasell Industries(5)	BTL-A	Ba2	BB	3.75	12/20/13	180,513	142,530
LyondellBasell Industries(5)	Dutch Revolver	NR	NR	3.75	12/20/13	25,265	19,915
LyondellBasell Industries(5)	Dutch TL-A	NR	NR	3.75	12/20/13	55,609	43,834
LyondellBasell Industries(5)	Revolver	NR	NR	3.75	12/20/13	94,743	74,808
LyondellBasell Industries(5)	GRM TL-B1	NR	NR	4.00	12/22/14	72,533	57,174
LyondellBasell Industries(5)	GRM TL-B2	NR	NR	4.00	12/22/14	72,533	57,174
LyondellBasell Industries(5)	GRM TL-B3	NR	NR	4.00	12/22/14	72,533	57,174
LyondellBasell Industries(5)	BTL	Ba3	NR	5.50	03/14/16	2,085,000	2,064,150
LyondellBasell Industries(5)(8)	DIP	NR	NR	5.80	06/03/10	560,013	598,513
LyondellBasell Industries(5)	BTL-B1	NR	NR	7.00	12/22/14	314,742	248,515
LyondellBasell Industries(5)	BTL-B2	NR	NR	7.00	12/22/14	314,742	248,515
LyondellBasell Industries(5)	BTL-B3	NR	NR	7.00	12/22/14	314,742	248,515
LyondellBasell Industries(5)	DIP	NR	NR	13.00	06/03/10	374,526	389,273
Momentive Performance	BTL-B1	B1	CCC+	2.50	12/04/13	992,308	931,839
Solutia, Inc.	BTL-B	Ba2	BB-	4.75	03/17/17	835,000	844,081

							16,290,247

Commercial Services & Supplies-4.2%

ATI Schools	BTL-B	Ba3	B	8.25	12/31/14	997,500	975,056
Audio Visual Services Group, Inc.	2nd Lien	NR	NR	5.80	08/28/14	1,077,040	290,801
Entegra Power Group LLC	2nd Lien	B3	B	2.75	04/19/14	437,444	410,542
Key Safety Systems, Inc.	1st Lien	NR	BB	2.50	03/08/14	1,454,782	1,240,202
New Customer Services Cos., Inc.	BTL	B3	B-	9.50	03/22/17	1,750,000	1,725,938
New Customer Services Cos., Inc.	BTL-B	Ba3	B+	6.00	03/22/16	3,000,000	2,993,751
Ozburn-Hessey Holding Co. LLC	BTL	B1	B	3.50-3.54	08/10/12	496,948	491,978
Protection One, Inc.	BTL	NR	BB	6.25	03/31/14	621,281	600,830
Reynolds Group Holdings, Inc.	BTL-B	B1	BB-	6.25	11/05/15	1,202,438	1,216,090
Spectrum Brands, Inc.	BTL	B3	B-	8.00-8.75	06/30/12	946,257	947,095
Spectrum Brands, Inc.	LOC	B3	B-	1.50	06/30/12	48,915	48,958
ValleyCrest Cos.	1st Lien	NR	NR	2.26	10/04/13	950,237	907,476
World Color (USA) Corp.	BTL	Ba3	B+	9.00	07/21/12	996,389	1,009,674

							12,858,391

Communications Equipment- 0.6%

Aeroflex, Inc.	BTL-B1	Ba3	BB-	3.50	08/15/14	1,980,126	1,867,922

Containers & Packaging- 1.8%

Anchor Glass Container Corp.	1st Lien	NR	NR	6.00	02/03/16	1,945,000	1,942,569
Anchor Glass Container Corp.	2nd Lien	NR	NR	10.00	08/02/16	560,000	553,700
Berry Plastics Corp.	BTL-C	B1	B	2.26	04/03/15	992,327	937,129
Consolidated Container Co.	2nd Lien	Caa1	CCC	5.75	09/28/14	1,250,000	1,091,666
Graham Packaging Co. LP	BTL-B	B1	B+	2.50	10/07/11	78,303	77,946
Graham Packaging Co. LP	BTL-C	B1	B+	6.75	04/05/14	739,911	747,883

							5,350,893

Distributors- 1.0%

CDW Corp.	BTL-B	B2	B-	4.23	10/12/14	3,335,333	2,935,093

Diversified Consumer Services- 1.0%

Vertrue, Inc.	BTL	Ba3	B	3.25-3.30	08/18/14	2,445,907	2,030,103
Vertrue, Inc.	2nd Lien	Caa1	CCC+	7.30	08/14/15	1,490,000	1,121,225

							3,151,328

Diversified Financial Services- 4.6%

BLB Management Services, Inc.†(5)(7)	1st Lien	NR	B+	4.75	08/23/12	244,571	174,868
BLB Management Services, Inc.†(5)(7)	2nd Lien	NR	B-	6.50	08/23/12	250,000	15,000
Bridge Information Systems, Inc. †@# (5)(6)	BTL-B	NR	NR	6.25	05/29/05	356,779	0
BRSP LLC	BTL	B2	NR	7.50	06/17/14	1,969,669	1,974,594
CIT Group, Inc.	BTL-A	NR	NR	9.50	01/20/12	5,400,000	5,539,498
Fox Acquisition LLC	BTL-B	B2	B	7.50	07/14/15	979,301	968,284
LPL Holdings, Inc.	Tranche D	Ba3	B+	2.04	06/28/13	1,949,749	1,889,429
National Processing Co. LLC	1st Lien	B2	B+	7.00	09/29/12	1,209,310	1,201,147
National Processing Co. LLC	2nd Lien	Caa2	CCC+	10.75	09/29/14	500,000	453,750
Pinnacle Foods Group, Inc.	BTL-B	B2	B	2.98	04/02/14	958,955	930,319
Universal City Apartment Holding	BTL-B	NR	B+	6.50	10/20/14	867,825	877,762

							14,024,651

Diversified Telecommunication Services- 0.7%

U.S. TelePacific Corp.	BTL	B2	CCC+	9.25	08/25/15	1,000,000	1,011,563
West Corp.	BTL-B2	B1	BB-	2.62-2.63	10/24/13	992,304	967,187

							1,978,750

Electric Utilities- 0.5%

KGen Power Corp.	LOC	B1	BB	2.06	02/08/14	375,000	353,438
KGen Power Corp.	BTL	B1	BB	2.00	02/08/14	604,688	569,918
La Paloma Generating Co.	Delayed Draw	B3	B-	2.04	08/16/12	14,424	12,874
La Paloma Generating Co.	LOC	B3	B-	2.00	08/16/12	32,787	29,262
La Paloma Generating Co.	1st Lien	B3	B-	2.04	08/16/12	181,112	161,643
La Paloma Generating Co.	2nd Lien	Caa2	CCC-	3.79	08/16/13	250,000	199,125
Mach Gen LLC	LOC	Ba3	BB-	2.54	02/22/13	88,760	82,991

							1,409,251

Electrical Equipment- 0.2%

NSG Holdings II LLC	LOC	Ba2	BB	1.76	06/15/14	102,041	96,429
NSG Holdings II LLC	BTL	Ba2	BB	1.76	06/15/14	497,600	470,232

							566,661

Electronic Equipment, Instruments & Components- 0.2%

X-Rite, Inc.	1st Lien	B2	B+	7.25-8.00	10/24/12	558,654	537,705

Energy Equipment & Services- 1.5%

Aquilex Holdings LLC	BTL-B	Ba2	BB-	5.50	03/11/16	800,000	792,000
Big West Oil LLC(5)	Delayed Draw	NR	D	4.50	05/15/14	1,092,342	1,078,688
Big West Oil LLC(5)	BTL-B	Caa3	NR	4.50	05/15/14	868,908	858,047
Big West Oil LLC(5)	BTL	B2	NR	12.00	04/30/15	635,000	645,319
MEG Energy Corp.	BTL-D	B2	BB+	6.00	04/03/16	1,243,750	1,232,245

							4,606,299

Food & Staples Retailing- 1.3%

Rite Aid Corp.	BTL-B2	B3	B+	1.98-2.00	06/04/14	992,405	973,089
Rite Aid Corp.	BTL-4	B3	B+	9.50	06/10/15	1,000,000	1,048,750
Smart & Final, Inc.	Delayed Draw	NR	B	3.25-3.28	05/31/14	402,010	377,889
Smart & Final, Inc.	1st Lien	B3	B	3.25	05/31/14	570,415	536,190
Smart & Final, Inc.	2nd Lien	Caa2	CCC	7.79	11/30/14	1,061,165	940,457

							3,876,375

Food Products- 0.9%

Dole Food Co., Inc.	BTL-B	Ba2	BB-	5.00-5.50	03/03/17	327,529	330,873
Dole Food Co., Inc.	BTL-C	Ba2	BB-	5.00-5.50	03/03/17	813,501	821,805
Fresh Start Bakeries, Inc.	2nd Lien	NR	NR	6.00	03/29/14	250,000	217,500
Pierre Foods, Inc.	BTL-B	B2	BB-	7.00	03/02/16	1,300,000	1,306,230

							2,676,408

Gas Utilities- 0.2%

Targa Resources, Inc.	BTL-B	B1	BB-	6.00	07/06/16	668,325	672,502

Health Care Equipment & Supplies- 1.3%

AMR/EmCare Holdings	BTL	B2	B+	2.23-4.25	02/15/12	569,258	569,258
Butler Animal Health Supply LLC	BTL-B	B1	BB-	5.50-7.75	12/31/15	688,275	695,158
Catalent Pharma Solutions, Inc.	BTL-B	Ba3	BB-	2.50	04/10/14	1,945,000	1,822,626
Gambro AB	BTL-B	NR	NR	2.75	06/05/14	430,973	406,551
Gambro AB	BTL-C	NR	NR	3.25	06/05/15	430,973	406,551

							3,900,144

Health Care Providers & Services- 2.1%

Alliance HealthCare Services, Inc.	BTL-B	Ba3	BB-	5.50	06/01/16	334,163	334,511
Broadlane, Inc.	BTL	B2	BB-	6.00	02/04/15	1,500,000	1,492,500
Community Health Systems, Inc.	Delayed Draw	Ba3	BB	2.50	07/25/14	126,254	123,232
Community Health Systems, Inc.	BTL-B	Ba3	BB	2.50	07/25/14	2,465,487	2,406,471
Multiplan, Inc.	BTL	B1	NR	6.00	03/09/13	1,190,000	1,192,604
RehabCare Group, Inc.	BTL-B	Ba3	BB	6.00	11/24/15	493,763	499,009
Team Health, Inc.	BTL-B	B1	BB	2.25-2.28	11/23/12	239,375	231,795

							6,280,122

Health Care Technology- 0.9%

IMS Health, Inc.	BTL-B	NR	BB	5.25	02/26/16	2,725,000	2,747,707

Hotels, Restaurants & Leisure- 4.9%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	2.75-2.76	06/08/12	1,920,000	1,915,200
CCM Merger, Inc.	BTL-B	B3	BB-	8.50	07/21/12	424,096	418,583
Fairmont Hotels and Resorts, Inc.	BTL-B	NR	NR	6.50	05/11/11	305,031	256,226
Gateway Casinos & Entertainment, Inc.†(7)	Delayed Draw	Caa3	D	2.79	09/30/14	497,500	480,295
Gateway Casinos & Entertainment, Inc.†(7)	1st Lien	Caa3	D	2.79	09/30/14	2,456,250	2,371,306
Golden Nugget, Inc.	1st Lien	Caa3	CC	3.25	06/30/14	1,264,659	967,464
Golden Nugget, Inc.	Delayed Draw	Caa3	CC	3.24-3.25	06/30/14	719,861	550,694
Green Valley Ranch Gaming LLC	2nd Lien	Ca	BB-	3.51	08/06/14	1,000,000	77,500
Isle of Capri Casinos, Inc.	BTL	B1	B+	5.00	11/25/13	1,097,566	1,073,986
Isle of Capri Casinos, Inc.	Delayed Draw A	B1	B+	5.00	11/25/13	330,969	323,858
Isle of Capri Casinos, Inc.	Delayed Draw B	B1	B+	5.00	11/25/13	439,026	429,594
Las Vegas Sands, Inc.	BTL	B3	B-	2.05	05/23/14	2,917,500	2,678,630
NPC International, Inc.	BTL	Ba3	B+	1.98-2.05	09/29/13	1,295,962	1,244,124
Quizno’s LLC	1st Lien	NR	NR	2.56	05/05/13	2,157,127	1,881,324
Travelport, Inc.	Delayed Draw	Ba3	B	2.79	08/23/13	260,906	253,912

							14,922,696

Household Products- 1.7%

American Achievement Corp.	BTL-B	B1	B+	6.25-6.50	03/25/11	155,410	147,639
Diversey, Inc.	BTL-B	Ba2	BB-	5.50	11/23/15	1,147,125	1,162,181
Huish Detergents, Inc.	1st Lien	Ba2	BB	2.00	04/26/14	1,945,000	1,878,384
KIK Custom Products	CND TL	NR	NR	2.50	05/31/14	353,448	305,143
KIK Custom Products	BTL	B3	CCC+	2.50	05/24/14	2,061,780	1,780,003

							5,273,350

Industrial Conglomerates- 1.6%

Dresser, Inc.	2nd Lien	B3	B-	6.00	05/04/15	1,000,000	951,250
GenTek, Inc.	BTL	B1	B+	7.00	10/29/14	1,122,188	1,131,446
Harland Clarke Holdings Corp.	BTL-B	B1	B+	2.75-2.79	06/30/14	1,984,694	1,815,003
Sequa Corp.	BTL-B	B2	B-	3.48-3.89	12/03/14	1,000,000	935,781

							4,833,480

Industrial Power Producers & Energy Traders- 0.2%

Calpine Corp.	BTL	B2	B+	3.17	03/29/14	572,815	556,185

Insurance- 2.1%

Alliant Holdings, Inc.	BTL-B	B2	B	3.29	08/21/14	975,000	929,906
Amwins Group, Inc.	1st Lien	B2	B-	2.76-2.78	06/08/13	1,945,000	1,806,419
Hub International Holdings, Inc.	BTL	B2	B	2.79	06/13/14	2,383,578	2,228,646
Hub International Holdings, Inc.	Delayed Draw	B2	B	2.79	06/13/14	535,775	500,949
USI Holdings Corp.	BTL-B	B2	B-	3.05	05/04/14	974,937	896,942

							6,362,862

Internet Software & Services- 0.4%

Skype Technologies SA	BTL	NR	B+	7.00	02/02/15	1,250,000	1,259,895

IT Services- 3.4%

First Data Corp.	BTL-B1	B1	B+	3.00-3.04	09/24/14	2,603,337	2,312,385
First Data Corp.	BTL-B2	B1	B+	3.03-3.04	09/24/14	494,924	438,992
First Data Corp.	BTL-B3	B1	B+	3.03-3.04	09/24/14	975,000	862,875
iPayment, Inc.	BTL-B	B1	B-	2.23-2.29	05/10/13	1,744,966	1,643,540
Sabre Holdings Corp.	BTL-B	B1	B	2.25	09/30/14	1,430,468	1,329,381
Sungard Data Systems, Inc.	BTL-B	Ba3	BB	3.86-3.87	02/28/16	955,927	949,554
TransFirst Holdings, Inc.	BTL-B	NR	B	3.04	06/15/14	2,922,375	2,790,868

							10,327,595

Machinery- 1.7%

Accuride Corp.	BTL-B	NR	NR	9.25	06/30/13	1,071,364	1,075,604
Bucyrus International, Inc.	BTL-C	Ba2	BB	4.50	02/19/16	1,485,000	1,502,820
Gleason Corp.	BTL-B	NR	NR	2.00	06/23/13	974,912	955,414
Manitowoc Co., Inc.	BTL-B	B1	BB	7.50	11/07/14	694,309	696,696
NACCO Materials Handling Group, Inc.	BTL	NR	NR	2.25-2.52	03/21/13	967,337	858,511

							5,089,045

Marine- 0.7%

Dockwise Transport BV	BTL-B	NR	NR	2.04	04/01/15	229,538	220,213
Dockwise Transport BV	BTL-B2	NR	NR	2.04	04/01/15	469,635	450,556
Dockwise Transport BV	BTL-C	NR	NR	2.92	04/01/16	192,401	184,584
Dockwise Transport BV	BTL-C2	NR	NR	2.92	04/01/16	469,635	450,556
Dockwise Transport BV	BTL-D	NR	NR	4.79	07/12/16	241,913	226,491
Dockwise Transport BV	BTL-D2	NR	NR	4.79	07/12/16	483,825	452,981

							1,985,381

Media-16.2%

Advanstar Communications, Inc.	1st Lien	Caa2	CCC+	2.54	05/31/14	1,947,437	1,486,543
Caribe Information Investment, Inc.	BTL-B	B2	CCC+	2.48-2.55	03/31/13	1,670,950	1,320,050
Carmike Cinemas, Inc.	BTL	B1	B-	5.50	01/27/16	1,524,252	1,526,151
Century - TCI California LP†@#(5)	Revolver	NR	NR	6.50	12/31/07	10,000	0
Cequel Communications LLC	BTL	Ba3	BB-	2.25	11/05/13	1,656,224	1,617,118
Charter Communications Operating LLC	BTL	Ba2	B+	2.30-6.25	04/25/13	3,969,633	3,841,354
Cinram International, Inc.	BTL-B	B3	B-	2.25	05/05/11	807,726	648,200
Citadel Broadcasting Co.†(5)(7)	BTL-B	NR	D	2.00	06/12/14	6,178,317	5,531,138
Cumulus Media, Inc.	BTL	Caa1	B-	4.24	06/11/14	1,664,233	1,519,998
Fender Musical Instruments Corp.	Delayed Draw	B2	B+	2.51	01/07/14	328,333	284,008
Fender Musical Instruments Corp.	BTL-B	B2	B+	2.55	06/07/14	648,333	560,808
Formula One Holdings	BTL-B1	NR	NR	2.45	12/31/13	1,120,285	1,042,954
Formula One Holdings	BTL-B2	NR	NR	2.45	12/31/13	756,721	704,486
Formula One Holdings	BTL-D2	NR	NR	3.82	06/30/14	1,500,000	1,366,641
GateHouse Media Operating, Inc.	Delayed Draw	Ca	CCC	2.24-2.25	08/28/14	813,503	396,583
GateHouse Media Operating, Inc.	BTL-B	Ca	CCC	2.25	08/28/14	3,178,085	1,549,316
GateHouse Media Operating, Inc.	BTL-C	NR	NR	2.49	08/28/14	997,895	486,474
Gray Television, Inc.	BTL-B	Caa1	CCC	3.75	12/31/14	853,826	821,807
Hicks Sports Group†(7)	BTL-B	NR	NR	6.75	12/15/10	3,000,000	2,700,000
HIT Entertainment, Ltd.	BTL	B1	CCC-	2.50	02/26/13	896,357	840,335
HIT Entertainment, Ltd.	2nd Lien	Caa2	C	5.75	02/05/13	1,000,000	606,250
Idearc, Inc.	BTL-B	B3	B-	10.25	12/31/15	771,501	725,934
Local Insight Regatta Holdings, Inc.	BTL	B2	B-	6.25	04/23/15	721,315	619,129
Media Communiations LLC	BTL-D	Ba3	BB-	5.50	03/31/17	960,175	921,763
Metro-Goldwyn-Mayer Studios, Inc.†(7)(9)	BTL-B	NR	NR	20.50	03/15/12	2,887,500	1,392,188
Mission Broadcasting, Inc.	BTL-B	B1	B	5.00	10/01/12	1,161,468	1,140,417
Nexstar Broadcasting, Inc.	BTL-B	NR	B+	5.00-6.25	10/01/12	1,082,996	1,063,366
NextMedia Operating, Inc.†(5)(7)	2nd Lien	NR	D	9.25	11/15/13	506,366	139,251
Nielsen Finance LLC	BTL	Ba3	B+	2.23	08/09/13	1,279,000	1,228,754
Sinclair Television Group, Inc.	BTL-B	Ba2	BB-	6.50	10/16/15	1,770,000	1,789,913
Spanish Broadcasting Systems, Inc.	1st Lien	Caa3	CCC+	2.05	06/10/12	950,000	851,438
Tribune Co.†(5)(7)	BTL-B	NR	NR	6.50	05/17/14	3,925,075	2,457,097
TWCC Holding Corp.	BTL-B	Ba2	BB	5.00	09/14/15	1,190,000	1,205,743
Univision Communications, Inc.	BTL-B	B2	B-	2.54	09/29/14	4,000,000	3,572,988
WideOpenWest Finance LLC	BTL	B1	B-	2.75-4.75	06/18/14	990,000	929,157
WideOpenWest Finance LLC	BTL-B	NR	B-	6.74-8.75	06/18/14	1,500,000	1,510,313
Yell Group, Ltd.	BTL-B	NR	NR	4.00	10/27/12	845,147	643,721

							49,041,386

Metals & Mining- 0.4%

Aleris International, Inc.(5)(8)	DTP	NR	NR	13.00	05/13/10	110,739	114,095
Aleris International, Inc.(5)	BTL-C1	NR	NR	4.25	12/19/13	175,092	103,742
Novelis, Inc.	CND TL	Ba3	BB	2.25-2.30	07/06/14	740,795	718,968
Novelis, Inc.	BTL	NR	NR	2.25	07/06/14	251,574	244,161

							1,180,966

Multi Utilities- 1.5%

Texas Competitive Electric Holdings Co. LLC	BTL-B1	B1	B+	3.73-3.79	10/10/14	1,979,695	1,630,156
Texas Competitive Electric Holdings Co. LLC	BTL-B2	B1	B+	3.73-3.79	10/10/14	3,525,770	2,904,110

							4,534,266

Multiline Retail- 1.2%

Neiman Marcus Group, Inc.	BTL-B	B3	BB-	2.23-2.25	04/06/13	1,254,116	1,191,759
RGIS LLC	Delayed Draw	B1	B-	2.79	04/30/14	43,069	39,785
RGIS LLC	BTL-B	B1	B-	2.79	04/30/14	861,386	795,705
Savers, Inc.	BTL-B	Ba3	B+	5.75	02/17/16	1,680,000	1,692,600

							3,719,849

Oil, Gas & Consumable Fuels- 2.6%

Alon USA, Inc. (Edgington Facility)	BTL	B1	BB-	2.50	06/22/13	26,736	20,687
Alon USA, Inc. (Paramount Facility)	BTL	B1	BB-	2.50	06/22/13	213,889	165,497
ATP Oil & Gas Corp.	BTL-B1	NR	NR	11.25	07/15/14	2,395,572	2,429,510
ATP Oil & Gas Corp.	BTL-B2	NR	NR	12.25	01/15/11	339,070	343,874
Coffeyville Resources LLC	BTL-B	B2	B	8.50	12/28/13	490,059	496,885
Great Point Power LLC	BTL	Ba1	BB+	5.75	02/26/17	1,680,000	1,709,400
NE Energy, Inc.	2nd Lien	B3	CCC+	4.81	05/01/14	250,000	226,250
Pilot Travel Centers LLC	BTL-B	Ba2	BBB-	5.25	01/15/16	965,000	974,572
Venoco, Inc.	2nd Lien	B3	BB-	4.25	05/07/14	1,513,971	1,435,623

							7,802,298

Paper & Forest Products- 0.1%

MMGS Packaging Acquisition	2nd Lien	NR	NR	5.80	03/07/15	500,000	355,000

Personal Products- 0.5%

Revlon, Inc.	BTL-B	Ba3	B+	6.00	03/11/15	1,500,000	1,486,407

Pharmaceuticals- 0.3%

Warner Chilcott PLC	Tranche B1	B1	BB+	5.75	04/30/15	199,275	200,068
Warner Chilcott PLC	Tranche B2	NR	BB+	5.75	04/30/15	331,830	333,149
Warner Chilcott PLC	BTL-A	B1	BB+	5.50	10/30/14	432,966	434,331

							967,548

Professional Services- 0.3%

Bankruptcy Management Solutions, Inc.	2nd Lien	Caa3	B+	6.50	07/31/13	241,250	51,869
CHG Cos., Inc.	2nd Lien	NR	NR	6.25	01/08/14	1,000,000	930,000

							981,869

Real Estate Management & Development- 0.6%

Realogy Corp.	CLTL	Caa1	CCC-	3.23	10/10/13	407,864	361,348
Realogy Corp.	BTL	Caa1	CCC-	3.25	10/10/13	1,514,922	1,342,145

							1,703,493

Road & Rail- 2.3%

Cardinal Logistics Management, Inc.	2nd Lien	NR	NR	15.50	03/23/14	1,017,702	101,770
Greatwide Logistics Services, Inc.†(5)(7)	2nd Lien	NR	B	9.31	06/05/14	1,000,000	150,000
Neff Corp.†(7)(13)	2nd Lien	Ca	NR	3.75	11/30/14	500,000	62,917
NES Rentals Holdings	2nd Lien	Caa2	CCC	7.00-7.13	07/20/13	2,157,140	2,092,426
NES Tanks	2nd Lien	NR	NR	4.00	07/20/13	500,000	312,500
Rental Service Corp.	2nd Lien	Caa1	B-	3.76	11/30/13	1,638,949	1,589,270
Swift Transportation Co., Inc.	BTL-B	B3	B-	8.25	05/10/14	2,645,957	2,538,647

							6,847,530

Semiconductors & Semiconductor Equipment- 0.7%

Freescale Semiconductor, Inc.	BTL-B	NR	B-	4.48	12/01/16	2,409,519	2,270,596

Software- 3.2%

Aspect Software, Inc.	Tranche A-1	B1	BB-	3.25	06/29/11	265,862	261,099
Infor Global Solutions	Delayed Draw	B1	B+	4.00	07/28/12	330,857	320,931
Infor Global Solutions	BTL	NR	B+	4.00	04/18/11	634,143	615,119
Intergraph Corp.	BTL-B1	B1	BB-	6.00	05/29/14	1,500,000	1,485,000
IPC Systems, Inc.	2nd Lien	Caa2	CCC	5.54	05/31/15	1,000,000	830,000
Open Solutions, Inc.	BTL-B	B1	BB-	2.38	01/23/14	1,600,875	1,409,770
Reynolds & Reynolds Co.	1st Lien	Ba2	BB	2.25	10/24/12	827,195	810,651
Reynolds & Reynolds Co.	2nd Lien	B3	B	5.75	10/24/13	250,000	236,250
Sensata Technologies BV	BTL-B	B1	BB-	2.00	04/27/13	2,680,797	2,579,150
Verint Systems, Inc.	BTL	NR	B+	3.54	05/25/14	1,108,937	1,053,490

							9,601,460

Specialty Retail- 2.0%

Hillman Group, Inc.	BTL-B	NR	BB-	4.76	03/01/12	612,091	609,031
Michaels Stores, Inc.	BTL-B	B3	B	2.50-2.56	10/31/13	1,178,856	1,123,967
Michaels Stores, Inc.	BTL-B2	B3	B	4.75-4.81	07/31/16	1,586,474	1,547,804
National Bedding Co.	1st Lien	NR	BB	2.31-4.25	02/28/13	1,403,365	1,366,527
National Bedding Co.	2nd Lien	NR	CCC+	5.31	02/28/14	1,000,000	922,500
Petco Animal Supplies, Inc.	BTL-B	B1	B+	2.50-2.54	10/26/13	483,750	477,444

							6,047,273

Textiles, Apparel & Luxury Goods- 0.1%

Hanesbrands, Inc.	BTL-B	Ba1	BB+	5.25	12/10/15	399,000	404,548

Transportation Infrastructure- 0.4%

Central Parking Corp.	LOC	Ba3	CCC	2.41	05/22/14	379,310	308,190
Central Parking Corp.	1st Lien	Ba3	CCC	2.56	05/22/14	1,044,490	848,648

							1,156,838

Wireless Telecommunication Services- 0.9%

MetroPCS Wireless, Inc.	BTL	Ba1	BB-	2.50	11/03/13	2,831,127	2,780,008

Total Loans (cost $276,011,740)							261,658,256

CONVERTIBLE BONDS & NOTES- 0.0%
Chemicals- 0.0%

Wellman, Inc.@# (cost $908,087)	Bond	NR	NR	5.00	01/29/19	95,801	1,916

U.S. CORPORATE BONDS & NOTES- 6.3%
Auto Components- 0.6%

ArvinMeritor, Inc.	Company Guar. Notes	Caa2	CCC-	10.63	03/15/18	1,465,000	1,516,275

Commercial Services & Supplies- 0.8%

ACCO Brands Corp.*	Senior Sec. Notes	B2	BB-	10.63	03/15/15	640,000	699,200
Reynolds Group Holdings, Inc.*	Senior Sec. Notes	B1	BB-	7.75	10/15/16	1,525,000	1,566,938

							2,266,138

Communications Equipment- 0.6%

Sorenson Communications, Inc.*	Senior Sec. Notes	NR	NR	10.50	02/01/15	2,000,000	1,930,000

Diversified Financial Services- 0.9%

Hexion Finance Escrow LLC*	Senior Sec. Notes	B3	CCC+	8.88	02/01/18	1,500,000	1,477,500
Provident Funding Associates*	Senior Sec. Notes	Ba3	B+	10.25	04/15/17	1,365,000	1,375,238

							2,852,738

Energy - Alternate Sources- 0.3%

Headwaters, Inc.*	Senior Notes	B2	B+	11.38	11/01/14	750,000	782,813

Energy Equipment & Services- 0.2%

McJunkin Red Man Corp.*	Senior Notes	B3	B	9.50	12/15/16	545,000	556,581

Industrial Power Producers & Energy Traders- 0.9%

Calpine Corp.*	Senior Sec. Notes	B2	B+	7.25	10/15/17	2,902,000	2,851,215

Internet Software & Services- 0.2%

Equinix, Inc.	Senior Sub Notes	Ba2	B+	8.13	03/01/18	695,000	719,325

Media- 0.5%

QVC, Inc.*	Senior Sec. Notes	Ba2	BB+	7.38	10/15/20	635,000	638,175
QVC, Inc.*	Senior Sec. Notes	Ba2	BB+	7.50	10/01/19	875,000	892,500

							1,530,675

Oil, Gas & Consumable Fuels- 0.9%

Antero Resources Corp.*	Senior Notes	Caa1	B	9.38	12/01/17	940,000	968,200
Denbury Resources, Inc.	Company Guar. Notes	B1	BB	8.25	02/15/20	655,000	694,300
SandRidge Energy, Inc.*	Senior Notes	B3	B+	8.75	01/15/20	1,225,000	1,194,375

							2,856,875

Semiconductors & Semiconductor Equipment- 0.4%

Freescale Semiconductor, Inc.*	Senior Sec. Notes	B2	B-	10.13	03/15/18	1,175,000	1,257,250

Total U.S. Corporate Bonds & Notes (cost $18,278,230)							19,119,885

MEMBERSHIP INTEREST - 0.1%
Media- 0.0%

Advanstar Communications, Inc.†@(10)	12,608	140,264

Oil, Gas & Consumable Fuels- 0.1%
Vitruvian Exploration LLC†	23,875	238,750

Total Membership Interest (Cost $2,000,000)		379,014

Total Long-Term Investment Securities (cost $297,198,057)		281,159,071

SHORT-TERM INVESTMENT SECURITIES- 1.5%
Registered Investment Companies-0.5%

SSgA Money Market Fund	1,361,972	1,361,972

Time Deposit-1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/10	3,066,000	3,066,000

Total Short-Term Investment Securities (cost $4,427,972)		4,427,972

REPURCHASE AGREEMENTS-14.3%

Bank of America Joint Repurchase Agreement(11)	36,945,000	36,945,000
UBS Securities LLC Joint Repurchase Agreement(11)	6,520,000	6,520,000

Total Repurchase Agreements (cost $43,465,000)		43,465,000

TOTAL INVESTMENTS- 108.6%
(cost $345,091,029) (12)		329,052,043
Liabilities in excess of other assets—(8.6)%		(26,115,152)

NET ASSETS- 100.0%		$302,936,891

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
CND TL	Canadian Term Loan
DIP	Debtor in Possession
Dutch TL	Dutch Term Loan
GRM TL	German Term Loan
LOC	Letter of Credit
NR	Security is not rated.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $16,189,985 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	Illiquid security. At December 31, 2009, the aggregate value of these securities was $142,180, representing 0.0% of net assets.
#	Fair valued security. Securities are classified as Level 3 based on securities valuation inputs; see Note 1
(1)	Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2010.
(2)	Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 49 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All Loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default.
(8)	Loan is subject to an unfunded loan commitment. See Note 5 for details.
(9)	Company entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2010, the Fund held the following restricted security:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Advanstar Communications, Inc. Common Stock	11/24/09	12,608	$1,000,000	$140,264	$11.13	0.05%

(11)	See Note 3 for details of the Joint Repurchase Agreement.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Subsequent to March 31, 2010, the company has filed for Chapter 11 bankruptcy protection.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Loans:
Aerospace & Defense	$—	$1,147,682	$1,967,999	$3,115,681
Airlines	—	3,368,260	893,483	4,261,743
Auto Components	—	3,660,958	3,828,940	7,489,898
Automobiles	—	2,875,176	—	2,875,176
Building Products	—	3,582,503	174,997	3,757,500
Capital Markets	—	2,263,958	672,027	2,935,985
Chemicals	—	12,829,341	3,460,906	16,290,247
Commercial Services & Supplies	—	10,193,080	2,665,311	12,858,391
Communications Equipment	—	1,867,922	—	1,867,922
Containers & Packaging	—	2,854,624	2,496,269	5,350,893
Distributors	—	2,935,093	—	2,935,093
Diversified Consumer Services	—	—	3,151,328	3,151,328
Diversified Financial Services	—	11,860,189	2,164,462	14,024,651
Diversified Telecommunication Services	—	1,978,750	—	1,978,750
Electric Utilities	—	485,895	923,356	1,409,251
Electrical Equipment	—	—	566,661	566,661
Electronic Equipment, Instruments & Components	—	537,705	—	537,705
Energy Equipment & Services	—	2,024,245	2,582,054	4,606,299
Food & Staples Retailing	—	2,021,839	1,854,536	3,876,375
Food Products	—	2,458,908	217,500	2,676,408
Gas Utilities	—	—	672,502	672,502
Health Care Equipment & Supplies	—	2,635,728	1,264,416	3,900,144
Health Care Providers & Services	—	4,787,622	1,492,500	6,280,122
Health Care Technology	—	2,747,707	—	2,747,707
Hotels, Restaurants & Leisure	—	13,422,346	1,500,350	14,922,696
Household Products	—	3,963,530	1,309,820	5,273,350
Industrial Conglomerates	—	4,833,480	—	4,833,480
Industrial Power Producers & Energy Traders	—	556,185	—	556,185
Insurance	—	5,432,956	929,906	6,362,862
Internet Software & Services	—	1,259,895	—	1,259,895
IT Services	—	5,893,187	4,434,408	10,327,595
Machinery	—	3,275,120	1,813,925	5,089,045
Marine	—	1,985,381	—	1,985,381
Media	—	43,185,831	5,855,555	49,041,386
Metals & Mining	—	1,077,224	103,742	1,180,966
Multi Utilities	—	4,534,266	—	4,534,266
Multiline Retail	—	1,191,759	2,528,090	3,719,849
Oil, Gas & Consumable Fuels	—	5,680,464	2,121,834	7,802,298
Paper & Forest Products	—	—	355,000	355,000
Personal Products	—	1,486,407	—	1,486,407
Pharmaceuticals	—	967,548	—	967,548
Professional Services	—	—	981,869	981,869
Real Estate Management & Development	—	1,703,493	—	1,703,493
Road & Rail	—	4,190,834	2,656,696	6,847,530
Semiconductors & Semiconductor Equipment	—	2,270,596	—	2,270,596
Software	—	9,601,460	—	9,601,460
Specialty Retail	—	3,758,246	2,289,027	6,047,273
Textiles, Apparel & Luxury Goods	—	404,548	—	404,548
Transportation Infrastructure	—	1,156,838	—	1,156,838
Wireless Telecommunication Services	—	2,780,008	—	2,780,008
Convertible Bonds & Notes	—	—	1,916	1,916
U.S. Corporate Bonds & Notes	—	19,119,885	—	19,119,885
Membership Interest	—	—	379,014	379,014
Short-Term Investments:
Registered Investment Companies	—	1,361,972	—	1,361,972
Time Deposit	—	3,066,000	—	3,066,000
Repurchase Agreements	—	43,465,000	—	43,465,000

Total	$—	$270,741,644	$58,310,399	$329,052,043

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Loans		Convertible Bonds & Notes	Common Stock	Membership Interest
Balance as of 12/31/2009	$59,572,240		$1,869	$125,195	$301,991
Accrued discounts/premiums	89,063		(22,668)	—	—
Realized gain/(loss)	7,382		—	(120,131)	—
Change in unrealized appreciation(depreciation)	3,195,009		20,378	123,939	77,023
Purchases	13,423,199		2,337	—	—
(Sales)	(5,017,264)		—	(129,003)	—
Transfers into Level 3	9,611,427	#	—	—	—
Transfers (out) of Level 3	(22,951,587	)#†	—	—	—

Balance as of 3/31/2010	$57,929,469		$1,916	$—	$379,014

#	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.
†	Transferred from Level 3 to Level 2 due to an increase in market activity and observable market data for these securities.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2010 — (unaudited)

Note 1. Security Valuation

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of March 31, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Repurchase Agreements

As of March 31, 2010, the Fund held an undivided interest in the joint repurchase agreement with Bank of America Merrill Lynch:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate	18.49%	$36,945,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America, dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $199,850,000, a repurchase price of $199,850,056 and maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.00%	08/15/18	$197,509,600	$204,422,436

As of March 31, 2010, the Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate	18.99%	$6,520,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $34,330,000, a repurchase price of $34,330,010 and maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.88%	02/28/11	$34,971,300	$35,146,157

Note 4. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at March 31, 2010 for federal income tax purposes were as follows:

Cost (tax basis)	$344,952,284

Gross unrealized appreciation	$7,111,204
Gross unrealized depreciation	(23,011,441)

Net unrealized depreciation	$(15,900,237)

Note 5. Unfunded Loan Commitments

On March 31, 2010, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
Aleris International, Inc.	DIP Term Loan	05/13/10	$120,899
LyondellBasell Industries	DIP Term Loan	06/03/10	187,176
Smurfit - Stone Container Corp.	Term Loan	02/22/16	1,475,000

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 28, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 28, 2010